Convertible Debt - Related Party	9 Months Ended
Sep. 30, 2023
Convertible Debt - Related Party [Abstract]
CONVERTIBLE DEBT - RELATED PARTY

NOTE 11. CONVERTIBLE DEBT – RELATED PARTY

During the years ended December 31, 2019 and 2020, the Company entered into loan agreements with related parties totaling EUR417,133 (approximately $467,154) (the “2019 and 2020 Convertible Loans”). The 2019 and 2020 Convertible Loans bear interest at 3.5% and have a maturity date of September 30, 2022. One of those loans was not converted and is payable on demand (balance of $31,719 as of September 30, 2023). While the 2019 and 2020 Convertible Loans are outstanding, the lenders are entitled to 0.5% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lenders do not partake in the Company’s losses. As the Company incurred losses during 2021, 2020 and 2019, no expense has been recorded in any period for profit sharing. At maturity, the 2019 and 2020 Convertible Loans are convertible into ordinary shares of the Company at EUR1 per share.

The 2019 and 2020 Convertible Loans were determined to be a financial instrument comprising an equity classified conversion feature with a host debt component. On initial recognition, the Company used the residual value method to allocate the principal amount of the 2019 and 2020 Convertible Loans between the two components. The host debt component was valued first, based on similar debt securities without an embedded conversion feature and the residual was allocated to the equity-classified conversion feature. The Company recognized debt discounts totaling EUR13,064 on issuance of the 2019 and 2020 Convertible Loans.

As of September 30, 2023 and December 31, 2022, the Company’s Convertible Debt – Related Party is $31,719 (EUR30,000) and $32,181 (EUR30,000), respectively.